Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0002083583
Registrant Name	BSTR HOLDINGS, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A